PREFERRED STOCK (Details Narrative) - $ / shares	1 Months Ended
	Aug. 25, 2023	Oct. 31, 2023	Oct. 31, 2022
Class of Stock [Line Items]
Preferred stock par and stated value		$ 0.0001	$ 0.0001
Mr. Richard Jordan [Member]
Class of Stock [Line Items]
Shares to be sold	475,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares designated		10,000,000
Preferred stock par and stated value		$ 0.0001
Shares returned	4,525,000